13. PREPAID EXPENSES (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Prepaid Expenses
Beginning balance		R$ 1,016,337	[1]	R$ 862,584
Incurred costs		838,247		510,874
Allocation to profit or loss		(789,087)		(357,121)
Transfer to held-for-sale assets		(810,090)
Ending balance	[1]	R$ 255,407		R$ 1,016,337

[1]	Represented by commission costs incurred in the compliance with agreements. The movements in the year are as follows: